Supplemental Cash Flow Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended				126 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2004	Dec. 31, 2013
Supplemental disclosure of non-cash transactions [Abstract]
Conversion of note principal to redeemable convertible preferred stock	$ 0	$ 0		$ 0	$ 3,562
Convertible note issued to initial stockholder for consulting expense	0	0			210
Exchange of Demand Note for Convertible Notes	0	1,005			1,005
Fair value of embedded derivatives and derivatives issued with issuance of long-term debt	732	3,669			4,401
Fair value of warrants issued with issuance of long term debt	9,404	4,994			16,638
Fair value of warrants issued with issuance of common stock	0	0			16,947
Fair value of interest warrants issued for payment of interest	437	0			437
Fair value of warrants issued pursuant to Celgene Collaboration and Option Agreement	3,796	0			3,796
Conversion of redeemable convertible preferred stock into 566 shares of common stock	0	0	191,909		191,909
Conversion of warrant liability to common stock	57	0	123		180
Conversion of 2012 Convertible Notes to common stock	231	0			231
Issuance of common stock and warrants for payment of interest	1,975	0			1,975
Supplemental disclosure of cash flow information [Abstract]
Cash paid for interest, net of amounts capitalized	443	515			13,236
Cash paid for issuance costs classified as interest expense	$ 698	$ 830			$ 1,528
Conversion of redeemable convertible preferred stock into shares of common stock (in shares)	566				566